FIRST TRUST EXCHANGE-TRADED FUND

             FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
                                  (the "Fund")

                       SUPPLEMENT DATED DECEMBER 8, 2014

                      TO THE PROSPECTUS DATED MAY 1, 2014,
     AS PREVIOUSLY SUPPLEMENTED ON JUNE 11, 2014 AND OCTOBER 27, 2014; AND

         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014,
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 25, 2014


           IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT OBJECTIVE

            1. Notwithstanding anything to the contrary in the prospectus or statement of additional information for the Fund, on or about January 9, 2015, the Fund will seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ AlphaDEX(R) Total US Market Index (the "New Index"). Currently, the Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line(R) Equity Allocation Index (the "Index"). The New Index is developed, maintained and sponsored by The NASDAQ OMX Group, Inc. ("NASDAQ"). The New Index is designed to objectively identify and select stocks across market capitalizations (including large-cap, mid-cap and small-cap companies) that exhibit growth and value factors and appear to have the greatest potential for capital appreciation. The New Index is a modified equal-dollar weighted index comprised of U.S. exchange-listed securities of companies with capital appreciation potential. Accordingly, the Fund's Index Provider will change to The NASDAQ Stock Market LLC and the Fund's name and ticker symbol will change to the "First Trust Total US Market AlphaDEX(R) ETF" and "TUSA," respectively.

            2. Notwithstanding anything to the contrary in the prospectus or statement of additional information for the Fund, on or about January 9, 2015, the Fund's investment objective will be reclassified from "fundamental" to "non-fundamental," meaning that changes to the Fund's investment objective can be implemented without shareholder approval upon 60 days' advance written notice to shareholders.


            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE